AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 90.3%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $7,282,156)	742,133	$6,938,946
Short-Term Investment — 5.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $454,536)	454,536	454,536

TOTAL INVESTMENTS—96.2% (cost $7,736,692)(wd)		7,393,482

Other assets in excess of liabilities(z) — 3.8%		294,308

Net Assets — 100.0%		$7,687,790

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
31	3 Year U.S. Treasury Notes	Dec. 2022	$6,471,734	$(125,718)
Short Positions:
8	2 Year U.S. Treasury Notes	Dec. 2022	1,643,125	18,209
2	5 Year U.S. Treasury Notes	Dec. 2022	215,016	5,357
5	10 Year U.S. Treasury Notes	Dec. 2022	560,313	20,040
8	10 Year U.S. Ultra Treasury Notes	Dec. 2022	947,875	55,770
8	20 Year U.S. Treasury Bonds	Dec. 2022	1,011,250	64,477
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	685,000	57,962
				221,815
				$96,097
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1